Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT  06089

March 27, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford HLS Series Fund II, Inc.
File Nos. 033-03920/811-04615

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of the prospectus and Statement of Additional Information being used in connection with the offering of shares for Hartford Small/Mid Cap Equity HLS Fund, a series of Hartford HLS Series Fund II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.          that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 59 to the Registrant’s registration statement (the “Amendment”) filed on March 23, 2012; and

2.          that the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 23, 2012 as part of Post-Effective Amendment No. 59 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc: Kathryn Cohen, Esq